Commitments and Contingencies (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) subsidiary	Dec. 31, 2022 EUR (€) subsidiary	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 EUR (€)
Commitments and Contingencies
Litigation guarantee			$ 68,363	€ 43,800
Litigation guarantee, if proposed amendment allowed	$ 116,782	€ 80,773
Number of subsidiaries	2	2
Maximum percentage of share capital of subsidiaries	10.00%